Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases

The minimum aggregate future obligations under non-cancelable operating leases as of December 31, 2014 are as follows (in thousands):

Years ending December 31,
2015	$1,282
2016	928
2017	483

Total minimum lease payments	$2,639

Schedule of Purchase Commitments	The purchase commitments as of December 31, 2014 are as follows (in thousands):

Years ending December 31,
2015	$301
2016	301
2017	301
2018	293
2019	191

Total Purchase commitments	$1,387

Capital Lease Obligations

Future minimum lease payments under capital lease obligations, including those described above are (in thousands):

Years ending December 31,
2015	$3,784
2016	3,191
2017	1,601
2018	518
2019 and thereafter	29

Total future minimum lease payments	9,123
Less amount representing interest	(642)

Present value of future minimum lease payments	8,481
Less current maturities	(3,224)

Obligations under capital leases – long term	$5,257